Expense Example - American Beacon SiM High Income ETF - American Beacon SiM High Income ETF - American Beacon SiM High Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189